Fair Value of Financial Instruments - Fair Value Hierarchy for Financial Assets (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Fair value hierarchy for its financial assets
Transfer of assets between Level 1 to Level 2	$ 0	$ 0	$ 0	$ 0
Transfer of assets between Level 2 to Level 1	0	0	0	0
Transfer of liabilities between Level 1 to Level 2	0	0	0	0
Transfer of liabilities between Level 2 to Level 1	0	0	$ 0	0
Fair Value, Measurements, Recurring
Fair value hierarchy for its financial assets
Total assets		8,358,000		18,458,000
Fair Value, Measurements, Recurring | Money market funds
Fair value hierarchy for its financial assets
Available-for-sale Securities	620,000	84,000		2,238,000
Fair Value, Measurements, Recurring | U.S. government-sponsored enterprise bonds
Fair value hierarchy for its financial assets
Available-for-sale Securities		3,767,000		7,525,000
Fair Value, Measurements, Recurring | Corporate notes
Fair value hierarchy for its financial assets
Available-for-sale Securities		480,000		8,255,000
Fair Value, Measurements, Recurring | Municipal Bonds
Fair value hierarchy for its financial assets
Available-for-sale Securities		4,027,000		200,000
Fair Value, Measurements, Recurring | Certificates of deposit
Fair value hierarchy for its financial assets
Available-for-sale Securities				240,000
Fair Value, Measurements, Recurring | Level 1
Fair value hierarchy for its financial assets
Total assets		84,000		2,238,000
Fair Value, Measurements, Recurring | Level 1 | Money market funds
Fair value hierarchy for its financial assets
Available-for-sale Securities	$ 620,000	84,000		2,238,000
Fair Value, Measurements, Recurring | Level 2
Fair value hierarchy for its financial assets
Total assets		8,274,000		16,220,000
Fair Value, Measurements, Recurring | Level 2 | U.S. government-sponsored enterprise bonds
Fair value hierarchy for its financial assets
Available-for-sale Securities		3,767,000		7,525,000
Fair Value, Measurements, Recurring | Level 2 | Corporate notes
Fair value hierarchy for its financial assets
Available-for-sale Securities		480,000		8,255,000
Fair Value, Measurements, Recurring | Level 2 | Municipal Bonds
Fair value hierarchy for its financial assets
Available-for-sale Securities		$ 4,027,000		200,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit
Fair value hierarchy for its financial assets
Available-for-sale Securities				$ 240,000